Stockholders' Deficit - Schedule of Warrants Activity (Details) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Warrants, Beginning balance	55,395,917	34,300,000
Number of Warrants, Granted		30,695,917
Number of Warrants, Exercised	(10,000,000)	(9,000,000)
Number of Warrants, Cancelled/Forfeited		(600,000)
Number of Warrants, Ending balance	45,395,917	55,395,917
Number of Warrants, Intrinsic Value	$ 9,799,286	$ 10,852,009
Weighted Average Exercise Price, Beginning balance
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Cancelled/Forfeited
Weighted Average Exercise Price, Ending balance
Weighted Average Exercise Price, Intrinsic Value
Weighted Average Remaining Contractual Life (In Years), Beginning balance	2 years 9 months 7 days	3 years
Weighted Average Remaining Contractual Life (In Years), Granted		2 years 11 months 8 days
Weighted Average Remaining Contractual Life (In Years), Ending balance	2 years 7 days	2 years 9 months 7 days